AB Tax-Managed All Market Income Portfolio

Portfolio of Investments

May 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 59.7%
Long-Term Municipal Bonds – 54.8%
Alabama – 0.7%
Black Belt Energy Gas District (Morgan Stanley) Series 2019A 4.00%, 12/01/2049	$265	$291,381
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	250	255,160

		546,541

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	100	119,006

Arizona – 2.1%
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.00%, 07/01/2025 (Pre-refunded/ETM)	1,185	1,246,763
Arizona Industrial Development Authority Series 20192 - Class A 3.625%, 05/20/2033	144	143,863
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	235	197,522
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	110	105,832

		1,693,980

California – 0.9%
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	250	250,733
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	200	200,086
Los Angeles Department of Water & Power (Los Angeles Department of Water & Power Power System Revenue) Series 2020A 5.00%, 07/01/2029	180	244,258

		695,077

	Principal Amount (000)	U.S. $ Value

Colorado – 0.8%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018A 5.00%, 12/01/2028	$545	$673,484

Connecticut – 1.5%
State of Connecticut Special Tax Revenue Series 2012 5.00%, 01/01/2027	1,135	1,239,431

District of Columbia – 0.1%
District of Columbia (Freedom Forum, Inc. (The)) NATL Series 2002B 0.506%, 08/01/2037(b)	50	50,000

Florida – 4.8%
Cape Coral Health Facilities Authority (Gulf Care, Inc.) Series 2015 6.00%, 07/01/2050(a)	270	209,350
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	240	208,265
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando) Series 2018A 7.50%, 06/01/2048(a)	100	88,982
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax) Series 2012A 5.00%, 10/01/2025	560	621,169
County of Miami-Dade FL Aviation Revenue Series 2014B 5.00%, 10/01/2025	665	760,747
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.) 5.00%, 03/01/2049	315	321,124
North Broward Hospital District Series 2017B 5.00%, 01/01/2037-01/01/2048	425	475,660
Overoaks Community Development District Series 2010A-1 6.125%, 05/01/2035	15	15,147
Series 2010A-2 6.125%, 05/01/2035	35	35,381
Tampa Bay Water Series 2011A 5.00%, 10/01/2023	1,105	1,175,576

		3,911,401

	Principal Amount (000)	U.S. $ Value

Georgia – 2.0%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2030	$200	$237,102
City of Atlanta GA Department of Aviation Series 2014A 5.00%, 01/01/2028	625	708,044
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018C 4.00%, 08/01/2048	450	489,352
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 04/01/2044	210	224,864

		1,659,362

Guam – 0.4%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 01/01/2042	300	304,332

Illinois – 7.2%
Chicago Board of Education Series 2012A 5.00%, 12/01/2042	950	908,770
Series 2016A 7.00%, 12/01/2044	100	108,441
Series 2017B 6.75%, 12/01/2030(a)	135	152,728
7.00%, 12/01/2042(a)	100	111,327
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	105	119,051
City of Chicago IL Series 2014A 5.00%, 01/01/2035	100	100,474
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.44%, 05/15/2055	498	323,700
Illinois Finance Authority (Ascension Health Credit Group) Series 2016C 5.00%, 02/15/2041	415	481,425
Illinois Finance Authority (CHF-Chicago LLC) Series 2017A 5.00%, 02/15/2047	210	207,543
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017C 5.00%, 08/01/2049	425	434,677

	Principal Amount (000)	U.S. $ Value

Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon%, 12/15/2041-12/15/2050	$675	$176,594
Series 2017A 5.00%, 06/15/2057	115	109,328
Series 2017B Zero Coupon, 12/15/2054	150	23,178
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2023	365	404,632
State of Illinois Series 2013 5.00%, 07/01/2022	315	319,583
Series 2016 5.00%, 02/01/2023-02/01/2028	1,170	1,187,674
Series 2017A 5.00%, 12/01/2025	135	137,793
Series 2017D 5.00%, 11/01/2024-11/01/2028	480	487,908

		5,794,826

Indiana – 0.2%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	185	155,542

Iowa – 1.2%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	110	110,338
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2020A 5.00%, 08/01/2026	385	488,361
Xenia Rural Water District Series 2016 5.00%, 12/01/2031	340	400,948

		999,647

Kansas – 0.3%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	285	257,420

Kentucky – 1.3%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2037	315	333,406
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2037	410	456,502

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (Morgan Stanley) Series 2019C 4.00%, 02/01/2050	$220	$244,336

		1,034,244

Louisiana – 0.6%
New Orleans Aviation Board Series 2017B 5.00%, 01/01/2048	400	450,604

Maryland – 0.8%
City of Baltimore MD (Baltimore Hotel Corp.) Series 2017 5.00%, 09/01/2034	400	360,296
City of Baltimore MD (East Baltimore Research Park Project) Series 2017A 5.00%, 09/01/2038	100	99,546
County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017A 5.00%, 09/01/2045(a)	215	204,254

		664,096

Massachusetts – 2.0%
Commonwealth of Massachusetts Series 2019C 5.00%, 05/01/2022	355	387,607
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 07/01/2042	635	644,963
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2047	320	277,408
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(c)	235	195,769
Series 2017A 7.75%, 12/01/2044(c)	100	74,302

		1,580,049

Michigan – 2.1%
City of Detroit MI 5.00%, 04/01/2036-04/01/2037	65	66,414
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/2047	325	272,753

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Water Supply System) AGM Series 2014D2 5.00%, 07/01/2028	$500	$576,605
Michigan State Hospital Finance Authority (Trinity Health Corp.) Series 2017C 5.00%, 12/01/2023	445	505,342
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2007A 6.00%, 06/01/2048	305	305,003

		1,726,117

Missouri – 0.9%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 03/01/2036	470	500,057
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 08/15/2046	245	200,868

		700,925

Nevada – 0.1%
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	100	97,506

New Jersey – 5.2%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 03/01/2030	685	705,865
Series 2014P 5.00%, 06/15/2029	500	522,695
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	415	434,762
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	415	432,546
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A 5.00%, 06/15/2020	840	840,513

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority Series 2014A 5.00%, 01/01/2029	$675	$770,013
Tobacco Settlement Financing Corp. Series 2018B 5.00%, 06/01/2046	515	539,890

		4,246,284

New York – 1.6%
County of Nassau NY Series 2017C 5.00%, 10/01/2026	225	273,361
Metropolitan Transportation Authority Series 2019D 5.00%, 09/01/2022	310	318,327
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 07/15/2032	195	245,573
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2041	460	482,361

		1,319,622

North Carolina – 0.3%
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 09/01/2041	250	232,062

Ohio – 3.8%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	1,040	1,049,454
Zero Coupon, 06/01/2057	395	50,999
Butler County Port Authority (StoryPoint Obligated Group) Series 2017A-1 6.375%, 01/15/2043(a)	225	203,015
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH) Series 2017A 5.00%, 08/01/2028	315	388,165
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	660	693,158
County of Miami OH (Kettering Health Network Obligated Group) 5.00%, 08/01/2033	195	229,733
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	250	249,375

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.) Series 2017 4.50%, 01/15/2048(a)	$175	$175,802
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	45	45,000

		3,084,701

Pennsylvania – 1.7%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	220	219,410
Commonwealth of Pennsylvania Series 2016 5.00%, 09/15/2023	600	688,392
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 06/01/2051	215	228,818
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	220	237,297

		1,373,917

Puerto Rico – 3.2%
Commonwealth of Puerto Rico Series 2006A 5.25%, 07/01/2023	20	12,450
Series 2011A 5.75%, 07/01/2024(d) (e)	40	23,400
Series 2012A 5.50%, 07/01/2039(d) (e)	65	37,456
Series 2014A 8.00%, 07/01/2035(d) (e)	100	54,500
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	91	59,036
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.125%, 07/01/2024	25	26,313
6.00%, 07/01/2038	45	45,562
Series 2012A 5.125%, 07/01/2037	25	24,757
5.50%, 07/01/2028	30	31,050
5.25%, 07/01/2029-07/01/2042	120	120,300
5.00%, 07/01/2022-07/01/2033	90	90,525
6.00%, 07/01/2047	30	30,450
5.75%, 07/01/2037	30	30,375

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority Series 2007T 5.00%, 07/01/2037(d) (e)	$110	$67,650
5.00%, 07/01/2032	65	39,975
AGM Series 2007V 5.25%, 07/01/2031	245	259,916
Series 2010A 5.25%, 07/01/2030	55	33,963
Series 2010C 5.00%, 07/01/2021(d) (e)	25	15,375
Series 2010D 5.00%, 07/01/2021(d) (e)	15	9,225
Series 2010Z 5.25%, 07/01/2024	25	15,438
Series 2012A 5.00%, 07/01/2029	40	24,600
Puerto Rico Highway & Transportation Authority NATL Series 2007N 5.25%, 07/01/2032	330	325,911
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	225	232,312
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon%, 07/01/2024-07/01/2046	434	119,971
Series 2019A 5.00%, 07/01/2058	772	772,587
4.329%, 07/01/2040	100	96,000

		2,599,097

Tennessee – 0.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.125%, 12/01/2042(a)	280	239,218
Memphis-Shelby County Industrial Development Board (Graceland, Inc.) Series 2017A 5.50%, 07/01/2037	100	94,697
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	100	56,531
Tennessee Housing Development Agency Series 2017 4.00%, 07/01/2048	255	274,622

		665,068

	Principal Amount (000)	U.S. $ Value

Texas – 4.0%
City of Houston TX Series 2017A 5.00%, 03/01/2026	$405	$497,615
Harris County-Houston Sports Authority AGM Series 2014A 5.00%, 11/15/2025	615	690,430
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2044	500	551,880
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/01/2053	80	69,192
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	325	299,481
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	90	93,982
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/2044	300	300,441
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	180	143,507
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 06/30/2058	230	252,499
Uptown Development Authority Series 2017A 5.00%, 09/01/2040	325	362,342

		3,261,369

Vermont – 0.4%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2013 4.625%, 04/01/2036(a)	100	103,823
Vermont Economic Development Authority (Wake Robin Corp.) Series 2017A 5.00%, 05/01/2047	235	198,568

		302,391

	Principal Amount (000)	U.S. $ Value

Virginia – 1.1%
County of Loudoun VA Series 2020A 5.00%, 12/01/2029(f)	$205	$283,386
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	220	219,280
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	410	406,921

		909,587

Washington – 1.4%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a) (f)	155	162,390
King County Public Hospital District No. 1 Series 2018 5.00%, 12/01/2031	265	318,127
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/2047(a)	340	343,669
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 01/01/2046(a)	315	274,425

		1,098,611

Wisconsin – 1.2%
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2030(a)	100	102,492
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	160	150,178
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	265	275,905
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042-05/01/2047	410	410,653

		939,228

Total Long-Term Municipal Bonds (cost $44,784,664)		44,385,527

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 4.9%
Florida – 2.3%
City of Gainesville FL Utilities System Revenue Series 2020C 0.07%, 10/01/2026	$1,900	$1,900,000

Massachusetts – 0.3%
Massachusetts Water Resources Authority Series 2019G 5.00%, 08/01/2020	225	226,796

North Carolina – 2.3%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) 0.06%, 01/15/2038	1,900	1,900,000

Total Short-Term Municipal Notes (cost $4,026,461)		4,026,796

Total Municipal Obligations (cost $48,811,125)		48,412,323

	Shares

COMMON STOCKS – 24.7%
Health Care – 5.1%
Biotechnology – 1.2%
AbbVie, Inc.	4,248	393,662
Amgen, Inc.	1,425	327,323
Gilead Sciences, Inc.	3,024	235,358

		956,343

Health Care Providers & Services – 0.3%
Cardinal Health, Inc.	743	40,634
CVS Health Corp.	3,117	204,382
Sonic Healthcare Ltd.	1,123	21,111

		266,127

Pharmaceuticals – 3.6%
Bristol-Myers Squibb Co.	5,417	323,503
GlaxoSmithKline PLC	11,952	247,558
Merck & Co., Inc.	6,136	495,298
Novartis AG	5,172	450,253
Pfizer, Inc.	13,342	509,531
Roche Holding AG	1,697	589,065
Sanofi	2,708	264,883

		2,880,091

		4,102,561

Consumer Staples – 4.2%
Beverages – 1.1%
Coca-Cola Co. (The)	9,805	457,698
Coca-Cola European Partners PLC	492	18,548
PepsiCo, Inc.	3,357	441,613

Company	Shares	U.S. $ Value

Treasury Wine Estates Ltd.	1,727	$11,104

		928,963

Food & Staples Retailing – 0.3%
ICA Gruppen AB	221	10,409
Koninklijke Ahold Delhaize NV	2,637	66,858
Sysco Corp.	1,159	63,930
Walgreens Boots Alliance, Inc.	1,818	78,065

		219,262

Food Products – 0.4%
Archer-Daniels-Midland Co.	1,334	52,439
Campbell Soup Co.	366	18,659
General Mills, Inc.	1,448	91,282
Ingredion, Inc.	160	13,477
JM Smucker Co. (The)	293	33,381
Kellogg Co.	613	40,035
Mowi ASA	956	18,019
Orkla ASA	3,037	27,278
WH Group Ltd.(a)	22,917	19,936

		314,506

Household Products – 1.0%
Kimberly-Clark Corp.	821	116,122
Procter & Gamble Co. (The)	5,925	686,826

		802,948

Personal Products – 0.4%
Unilever NV	3,516	181,700
Unilever PLC	2,804	150,557

		332,257

Tobacco – 1.0%
Altria Group, Inc.	4,470	174,553
British American Tobacco PLC	5,504	218,291
Imperial Brands PLC	2,268	41,369
Japan Tobacco, Inc.	4,023	79,841
Philip Morris International, Inc.	3,722	273,046

		787,100

		3,385,036

Financials – 2.9%
Banks – 0.7%
Bank Leumi Le-Israel BM	3,591	19,073
BOC Hong Kong Holdings Ltd.	13,616	38,351
Canadian Imperial Bank of Commerce	1,067	68,421
Citizens Financial Group, Inc.	1,095	26,390
DBS Group Holdings Ltd.	4,300	59,488
East West Bancorp, Inc.	349	12,198
Fifth Third Bancorp	1,607	31,160
Hang Seng Bank Ltd.	2,035	31,254
Huntington Bancshares, Inc./OH	2,479	22,038
KeyCorp	2,271	26,911
M&T Bank Corp.	313	33,072
Oversea-Chinese Banking Corp., Ltd.	7,921	48,093
People’s United Financial, Inc.	1,208	13,832
Regions Financial Corp.	2,372	26,827

Company	Shares	U.S. $ Value

Truist Financial Corp.	3,213	$118,174
Zions Bancorp NA	396	13,030

		588,312

Capital Markets – 0.5%
3i Group PLC	2,167	22,176
Ameriprise Financial, Inc.	296	41,461
ASX Ltd.	578	34,066
Bank of New York Mellon Corp. (The)	1,922	71,441
Franklin Resources, Inc.	634	11,964
Magellan Financial Group Ltd.	306	11,966
Northern Trust Corp.	477	37,688
Partners Group Holding AG	45	37,488
Schroders PLC	255	9,383
Singapore Exchange Ltd.	1,552	9,118
Standard Life Aberdeen PLC	5,946	19,096
State Street Corp.	850	51,816
T. Rowe Price Group, Inc.	566	68,429
TD Ameritrade Holding Corp.	649	24,188

		450,280

Consumer Finance – 0.1%
Discover Financial Services	740	35,157
Synchrony Financial	1,325	26,990

		62,147

Diversified Financial Services – 0.0%
M&G PLC	6,238	10,857

Insurance – 1.6%
Admiral Group PLC	789	22,790
Aflac, Inc.	1,647	60,066
Allianz SE	999	181,055
American Financial Group, Inc./OH	174	10,482
Assicurazioni Generali SpA	2,559	35,675
Baloise Holding AG	101	14,453
Dai-ichi Life Holdings, Inc.	2,775	36,404
Fidelity National Financial, Inc.	688	21,947
Great-West Lifeco, Inc.	789	12,848
Hannover Rueck SE	177	28,585
Hartford Financial Services Group, Inc. (The)	860	32,929
Insurance Australia Group Ltd.	6,157	25,142
Lincoln National Corp.	469	17,789
Manulife Financial Corp.	4,669	57,987
Medibank Pvt Ltd.	9,393	17,838
MS&AD Insurance Group Holdings, Inc.	1,324	38,998
NN Group NV	701	21,517
Power Corp. of Canada	1,354	22,038
Principal Financial Group, Inc.	704	27,188
Progressive Corp. (The)	1,404	109,063
Prudential Financial, Inc.	953	58,095
Reinsurance Group of America, Inc. - Class A	150	13,613
Sompo Holdings, Inc.	982	35,030
Sun Life Financial, Inc.	1,408	48,299
Swiss Life Holding AG	77	27,293
T&D Holdings, Inc.	1,609	14,615
Tokio Marine Holdings, Inc.	1,531	66,430
Travelers Cos., Inc. (The)	612	65,472
Tryg A/S	191	5,366

Company	Shares	U.S. $ Value

WR Berkley Corp.	352	$20,398
Zurich Insurance Group AG	358	115,849

		1,265,254

		2,376,850

Industrials – 2.6%
Aerospace & Defense – 0.7%
General Dynamics Corp.	591	86,776
Lockheed Martin Corp.	609	236,560
Raytheon Technologies Corp.	3,636	234,595

		557,931

Air Freight & Logistics – 0.2%
Kuehne & Nagel International AG(e)	124	17,934
United Parcel Service, Inc. - Class B	1,676	167,114

		185,048

Airlines – 0.0%
Japan Airlines Co., Ltd.	472	9,269

Building Products – 0.1%
AGC, Inc./Japan	464	13,161
Johnson Controls International PLC	1,833	57,574

		70,735

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	612	15,661
Obayashi Corp.	1,558	14,447
Taisei Corp.	591	20,530

		50,638

Electrical Equipment – 0.4%
Eaton Corp. PLC	990	84,051
Emerson Electric Co.	1,459	89,028
Schneider Electric SE	1,327	131,390

		304,469

Industrial Conglomerates – 0.6%
3M Co.	1,380	215,887
CK Hutchison Holdings Ltd.	6,467	39,817
Jardine Matheson Holdings Ltd.	527	21,192
Siemens AG	1,833	202,097
Smiths Group PLC	847	13,810

		492,803

Machinery – 0.3%
Cummins, Inc.	349	59,190
Komatsu Ltd.	2,458	49,704
Kone Oyj - Class B	814	54,715
NGK Insulators Ltd.	449	6,591
PACCAR, Inc.	829	61,230
Snap-on, Inc.	125	16,211

		247,641

Professional Services – 0.1%
Adecco Group AG	345	16,589

Company	Shares	U.S. $ Value

SGS SA	15	$35,389

		51,978

Road & Rail – 0.0%
Aurizon Holdings Ltd.	5,468	17,346

Trading Companies & Distributors – 0.1%
ITOCHU Corp.	3,227	69,395

Transportation Infrastructure – 0.0%
Sydney Airport	2,657	10,396

		2,067,649

Communication Services – 2.2%
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	17,211	531,131
BCE, Inc.	412	17,125
BT Group PLC	18,450	26,563
Elisa Oyj	311	19,379
HKT Trust & HKT Ltd. - Class SS	10,636	15,131
Nippon Telegraph & Telephone Corp.	3,084	70,195
Shaw Communications, Inc. - Class B	1,603	27,046
Singapore Telecommunications Ltd.	21,545	37,942
Spark New Zealand Ltd.	4,368	12,007
Swisscom AG	64	33,306
TELUS Corp.	1,080	18,716
Verizon Communications, Inc.	9,981	572,710

		1,381,251

Media – 0.1%
Interpublic Group of Cos., Inc. (The)	874	14,954
Omnicom Group, Inc.	563	30,847
Publicis Groupe SA	519	14,789

		60,590

Wireless Telecommunication Services – 0.4%
KDDI Corp.	4,232	123,529
NTT DOCOMO, Inc.	2,801	76,982
Rogers Communications, Inc. - Class B	1,052	44,086
Softbank Corp.	4,594	58,334

		302,931

		1,744,772

Utilities – 1.9%
Electric Utilities – 1.2%
Alliant Energy Corp.	572	28,234
American Electric Power Co., Inc.	1,183	100,851
CLP Holdings Ltd.	4,383	43,022
Duke Energy Corp.	1,751	149,938
Edison International	859	49,917
EDP - Energias de Portugal SA	6,065	28,333
Endesa SA	711	16,983
Eversource Energy	776	64,951
Fortis, Inc./Canada	1,051	40,464
Fortum Oyj	1,033	19,894
Iberdrola SA	14,281	154,627
OGE Energy Corp.	403	12,622
Pinnacle West Capital Corp.	267	20,799

Company	Shares	U.S. $ Value

Power Assets Holdings Ltd.	3,545	$19,851
PPL Corp.	1,732	48,392
Red Electrica Corp. SA	1,003	17,661
SSE PLC	2,479	38,103
Terna Rete Elettrica Nazionale SpA	3,294	22,378
Xcel Energy, Inc.	1,256	81,678

		958,698

Gas Utilities – 0.1%
Enagas SA	711	16,026
Snam SpA	4,987	23,361

		39,387

Multi-Utilities – 0.6%
Ameren Corp.	589	44,016
CMS Energy Corp.	680	39,834
Consolidated Edison, Inc.	796	59,748
DTE Energy Co.	460	49,482
National Grid PLC	8,339	95,945
Public Service Enterprise Group, Inc.	1,212	61,861
Sempra Energy	675	85,259
WEC Energy Group, Inc.	756	69,348

		505,493

		1,503,578

Information Technology – 1.7%
Communications Equipment – 0.6%
Cisco Systems, Inc.	10,222	488,816
Juniper Networks, Inc.	793	19,238

		508,054

IT Services – 0.4%
Computershare Ltd.	1,168	10,228
International Business Machines Corp.	2,123	265,163
Paychex, Inc.	772	55,800
Western Union Co. (The) - Class W	889	17,798

		348,989

Semiconductors & Semiconductor Equipment – 0.5%
Maxim Integrated Products, Inc.	639	36,858
Texas Instruments, Inc.	2,241	266,096
Tokyo Electron Ltd.	376	75,664

		378,618

Technology Hardware, Storage & Peripherals – 0.2%
Brother Industries Ltd.	535	10,124
Canon, Inc.	2,396	49,201
HP, Inc.	3,550	53,747
NetApp, Inc.	584	26,012
Seagate Technology PLC	597	31,665
Seiko Epson Corp.	396	4,487

		175,236

		1,410,897

Company	Shares	U.S. $ Value

Energy – 1.3%
Oil, Gas & Consumable Fuels – 1.3%
Exxon Mobil Corp.	10,196	$463,612
Galp Energia SGPS SA	1,078	12,826
Inpex Corp.	2,456	17,198
Lundin Petroleum AB	446	10,882
Marathon Petroleum Corp.	1,556	54,678
Pembina Pipeline Corp.	1,463	36,552
Phillips 66	1,065	83,347
TC Energy Corp.	2,238	100,859
TOTAL SA	6,276	237,991
Valero Energy Corp.	1,002	66,773

		1,084,718

Consumer Discretionary – 1.3%
Auto Components – 0.2%
Aisin Seiki Co., Ltd.	468	14,819
Bridgestone Corp.	1,368	45,404
Denso Corp.	1,125	43,333
Magna International, Inc. - Class A (Canada)	917	38,669
Sumitomo Electric Industries Ltd.	2,180	25,505

		167,730

Automobiles – 0.5%
Isuzu Motors Ltd.	1,323	12,426
Subaru Corp.	1,660	36,777
Toyota Motor Corp.	5,089	320,720
Yamaha Motor Co., Ltd.	671	9,720

		379,643

Distributors – 0.0%
Genuine Parts Co.	347	28,943

Hotels, Restaurants & Leisure – 0.0%
Sodexo SA	352	23,748

Household Durables – 0.2%
Barratt Developments PLC	2,663	16,472
Iida Group Holdings Co., Ltd.	315	4,682
Nikon Corp.	483	4,446
Panasonic Corp.	5,298	47,464
Sekisui Chemical Co., Ltd.	872	12,223
Sekisui House Ltd.	1,489	28,424
Taylor Wimpey PLC	6,677	11,960
Whirlpool Corp.	138	16,811

		142,482

Leisure Products – 0.0%
Hasbro, Inc.	312	22,935

Multiline Retail – 0.1%
Canadian Tire Corp., Ltd. - Class A	139	11,874
Wesfarmers Ltd.	2,716	73,154

		85,028

Company	Shares	U.S. $ Value

Specialty Retail – 0.1%
Industria de Diseno Textil SA	2,613	$72,781

Textiles, Apparel & Luxury Goods – 0.2%
Burberry Group PLC	971	18,132
Cie Financiere Richemont SA	1,252	73,592
Pandora A/S	240	12,025
VF Corp.	805	45,161

		148,910

		1,072,200

Materials – 1.2%
Chemicals – 0.5%
Asahi Kasei Corp.	3,010	23,923
BASF SE	2,200	119,741
Dow, Inc.(e)	1,776	68,554
Eastman Chemical Co.	314	21,377
EMS-Chemie Holding AG	17	12,631
Johnson Matthey PLC	464	12,234
JSR Corp.	305	6,009
LyondellBasell Industries NV - Class A	607	38,702
Mitsubishi Chemical Holdings Corp.	3,747	22,071
Mitsui Chemicals, Inc.	573	11,949
Nitto Denko Corp.	452	24,544
Nutrien Ltd.	1,373	46,869
Solvay SA	230	17,563
Sumitomo Chemical Co., Ltd.	4,361	13,552

		439,719

Construction Materials – 0.1%
CRH PLC	1,884	60,668

Containers & Packaging – 0.1%
AMCOR PLC(e)	3,881	39,625
International Paper Co.	932	31,734
Packaging Corp. of America	221	22,412

		93,771

Metals & Mining – 0.4%
Anglo American PLC	2,947	62,385
Boliden AB	801	17,503
Fortescue Metals Group Ltd.	4,494	41,603
Nucor Corp.	724	30,596
Rio Tinto Ltd.	889	55,526
Rio Tinto PLC	2,697	146,270

		353,883

Paper & Forest Products – 0.1%
UPM-Kymmene Oyj	1,406	40,568

		988,609

Real Estate – 0.3%
Real Estate Management & Development – 0.3%
Aroundtown SA	3,652	20,086
CK Asset Holdings Ltd.	6,725	36,937
Daito Trust Construction Co., Ltd.	260	27,511
Daiwa House Industry Co., Ltd.	1,465	36,351

Company	Shares	U.S. $ Value

Hang Lung Properties Ltd.	3,984	$8,432
Henderson Land Development Co., Ltd.	4,136	14,881
Hongkong Land Holdings Ltd.	2,059	7,769
New World Development Co., Ltd.	13,092	13,306
Sun Hung Kai Properties Ltd.	3,818	44,719
Swiss Prime Site AG	146	13,645
Wharf Real Estate Investment Co., Ltd.	3,510	13,611

		237,248

Total Common Stocks (cost $19,699,955)		19,974,118

PREFERRED STOCKS – 6.3%
Real Estate – 6.3%
Diversified REITs – 1.3%
Armada Hoffler Properties, Inc. Series A 6.75%	6,200	126,108
Colony Capital, Inc. Series H 7.125%	8,400	128,100
Colony Capital, Inc. Series I 7.15%	3,025	45,466
Colony Capital, Inc. Series J 7.125%	2,500	38,425
Gladstone Commercial Corp. Series E 6.625%	10,250	229,087
Global Net Lease, Inc. Series A 7.25%	5,900	140,597
Global Net Lease, Inc. Series B 6.875%	3,550	78,135
Investors Real Estate Trust Series C 6.625%	1,675	43,048
PS Business Parks, Inc. Series Z 4.875%	1,600	39,328
Spirit Realty Capital, Inc. Series A 6.00%	6,800	162,520
Vornado Realty Trust Series K 5.70%	1,600	39,280

		1,070,094

Hotel & Resort REITs – 1.1%
Ashford Hospitality Trust, Inc. Series F 7.375%	9,475	73,526
Ashford Hospitality Trust, Inc. Series G 7.375%	1,000	7,430
Hersha Hospitality Trust Series C 6.875%	1,000	11,850

Company	Shares	U.S. $ Value

Hersha Hospitality Trust Series E 6.50%	12,600	$149,184
Pebblebrook Hotel Trust Series C 6.50%	2,600	55,744
Pebblebrook Hotel Trust Series F 6.30%	5,600	120,624
Summit Hotel Properties, Inc. Series E 6.25%	10,500	185,850
Sunstone Hotel Investors, Inc. Series E 6.95%	4,000	97,680
Sunstone Hotel Investors, Inc. Series F 6.45%	6,300	152,145

		854,033

Industrial REITs – 0.7%
Monmouth Real Estate Investment Corp. Series C 6.125%	9,500	237,500
Rexford Industrial Realty, Inc. Series A 5.875%	2,250	57,150
Rexford Industrial Realty, Inc. Series B 5.875%	6,850	177,689
Rexford Industrial Realty, Inc. Series C 5.625%	4,000	101,867

		574,206

Office REITs – 0.3%
City Office REIT, Inc. Series A 6.625%	1,600	35,056
SL Green Realty Corp. Series I 6.50%	7,100	184,316

		219,372

Real Estate Operating Companies – 0.3%
Brookfield Property Partners LP Series A2 6.375%	12,000	240,000

Residential REITs – 0.6%
American Homes 4 Rent Series D 6.50%	1,264	32,864
American Homes 4 Rent Series F 5.875%	5,350	136,265
American Homes 4 Rent Series H 6.25%	1,725	45,626

Company	Shares	U.S. $ Value

UMH Properties, Inc. Series C 6.75%	11,200	$266,672
UMH Properties, Inc. Series D 6.375%	2,000	46,580

		528,007

Retail REITs – 1.5%
Brookfield Property REIT, Inc. Series A 6.375%	11,025	177,392
Cedar Realty Trust, Inc. Series C 6.50%	9,475	129,807
Saul Centers, Inc. Series D 6.125%	10,000	209,000
SITE Centers Corp. Series A 6.375%	15,800	317,896
Taubman Centers, Inc. Series J 6.50%	7,050	160,035
Urstadt Biddle Properties, Inc. Series H 6.25%	9,375	198,000
Urstadt Biddle Properties, Inc. Series K 5.875%	2,500	52,825

		1,244,955

Specialized REITs – 0.5%
Digital Realty Trust, Inc. Series L 5.20%	10,650	272,001
National Storage Affiliates Trust Series A 6.00%	3,000	80,430
QTS Realty Trust, Inc. Series A 7.125%	1,000	27,460

		379,891

Total Preferred Stocks (cost $6,143,286)		5,110,558

INVESTMENT COMPANIES – 2.2%
Funds and Investment Trusts – 2.2%(g)
Vanguard Global ex-U.S. Real Estate ETF	18,779	858,764
Vanguard Real Estate ETF	12,123	938,684

Total Investment Companies (cost $2,128,980)		1,797,448

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Insurance – 0.1%
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/2022(a) (h) (cost $90,329)	90	$78,922

	Shares

SHORT-TERM INVESTMENTS – 3.6%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.14%(g) (i) (j) (cost $2,910,700)	2,910,700	2,910,700

Total Investments – 96.6% (cost $79,784,375)(k)		78,284,069
Other assets less liabilities – 3.4%		2,750,182

Net Assets – 100.0%		$81,034,251

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	3	June 2020	$297,886	$234
10 Yr Japan Bond (OSE) Futures	1	June 2020	1,411,285	(5,105)
Euro STOXX 50 Index Futures	52	June 2020	1,758,231	134,153
FTSE 100 Index Futures	11	June 2020	823,318	69,276
Hang Seng Index Futures	2	June 2020	293,737	(104)
MSCI Singapore Index ETS Futures	32	June 2020	652,321	(6,866)
S&P 500 E-Mini Futures	68	June 2020	10,342,800	1,166,477
S&P/TSX 60 Index Futures	2	June 2020	266,028	15,761
SPI 200 Futures	2	June 2020	191,600	14,594
TOPIX Index Futures	5	June 2020	722,796	60,842
U.S. T-Note 10 Yr (CBT) Futures	66	September 2020	9,178,125	17,740
Sold Contracts
10 Yr Canadian Bond Futures	6	September 2020	669,528	(662)
Euro-Bund Futures	5	June 2020	957,196	6,710
Long Gilt Futures	2	September 2020	339,477	(175)
OMXS30 Index Futures	15	June 2020	259,165	(9,388)
S&P 500 E-Mini Futures	2	June 2020	304,200	(63,723)
S&P TSX 60 Index Futures	1	June 2020	133,014	1,190
SPI 200 Futures	3	June 2020	287,399	4,321

				$1,405,275

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	RUB	14,428	USD	197	07/14/2020	$(6,223)
Barclays Bank PLC	USD	109	CNY	779	08/20/2020	235
Barclays Bank PLC	USD	751	PHP	38,270	08/19/2020	3,636
Barclays Bank PLC	USD	121	INR	9,200	07/23/2020	410
Barclays Bank PLC	USD	139	IDR	2,070,486	07/23/2020	1,302
BNP Paribas SA	BRL	1,034	USD	192	07/02/2020	(1,480)
BNP Paribas SA	BRL	1,034	USD	191	06/02/2020	(3,214)
BNP Paribas SA	USD	192	BRL	1,034	06/02/2020	1,488
Citibank, NA	CLP	795,852	USD	954	07/15/2020	(40,776)
Citibank, NA	COP	249,382	USD	67	07/15/2020	(37)
Citibank, NA	BRL	1,559	USD	287	06/02/2020	(4,846)
Citibank, NA	USD	288	BRL	1,559	06/02/2020	3,687
Citibank, NA	USD	209	INR	16,353	07/23/2020	6,143
Citibank, NA	USD	66	COP	249,382	07/15/2020	223
Credit Suisse International	USD	1,016	NZD	1,689	06/17/2020	32,670
Deutsche Bank AG	PEN	1,408	USD	411	07/15/2020	820
Deutsche Bank AG	PEN	720	USD	208	07/15/2020	(1,729)
Deutsche Bank AG	USD	227	PEN	777	07/15/2020	11
Goldman Sachs Bank USA	PHP	49,148	USD	962	08/19/2020	(6,882)
Goldman Sachs Bank USA	USD	52	RUB	3,738	07/14/2020	400
HSBC Bank USA	KRW	90,177	USD	73	08/13/2020	(152)
JPMorgan Chase Bank, NA	COP	1,040,790	USD	270	07/15/2020	(7,890)
JPMorgan Chase Bank, NA	COP	132,887	USD	36	07/15/2020	32
JPMorgan Chase Bank, NA	NOK	7,791	USD	770	06/17/2020	(31,253)
JPMorgan Chase Bank, NA	AUD	1,182	USD	767	06/17/2020	(20,952)
JPMorgan Chase Bank, NA	USD	190	CNY	1,366	08/20/2020	980
JPMorgan Chase Bank, NA	USD	80	TWD	2,382	08/20/2020	(520)
JPMorgan Chase Bank, NA	USD	721	SEK	7,055	06/17/2020	28,000
JPMorgan Chase Bank, NA	USD	101	INR	7,731	07/23/2020	465
JPMorgan Chase Bank, NA	USD	32	KRW	38,176	08/13/2020	(647)
JPMorgan Chase Bank, NA	USD	79	CLP	64,995	07/15/2020	1,869
JPMorgan Chase Bank, NA	USD	305	IDR	4,887,134	07/23/2020	25,389
Morgan Stanley & Co., Inc.	USD	403	RUB	30,102	07/14/2020	21,492
Natwest Markets PLC	USD	261	COP	1,040,790	07/15/2020	16,749
Standard Chartered Bank	USD	97	TWD	2,854	08/20/2020	(1,160)
Standard Chartered Bank	USD	121	THB	3,845	08/27/2020	81
State Street Bank & Trust Co.	JPY	53,271	USD	496	06/17/2020	1,828
State Street Bank & Trust Co.	HUF	35,891	USD	110	07/29/2020	(4,272)
State Street Bank & Trust Co.	THB	11,611	USD	364	08/27/2020	(1,074)
State Street Bank & Trust Co.	MXN	5,413	USD	228	06/19/2020	(15,186)
State Street Bank & Trust Co.	CZK	11,326	USD	453	07/29/2020	(14,778)
State Street Bank & Trust Co.	ZAR	2,597	USD	142	07/17/2020	(5,712)
State Street Bank & Trust Co.	NOK	1,653	USD	167	06/17/2020	(3,222)
State Street Bank & Trust Co.	AUD	746	USD	491	06/17/2020	(6,211)
State Street Bank & Trust Co.	ZAR	732	USD	42	07/17/2020	434
State Street Bank & Trust Co.	PLN	693	USD	167	07/29/2020	(5,957)
State Street Bank & Trust Co.	GBP	245	USD	298	06/17/2020	(4,166)
State Street Bank & Trust Co.	EUR	221	USD	240	06/17/2020	(5,374)
State Street Bank & Trust Co.	NZD	210	USD	125	06/04/2020	(5,399)
State Street Bank & Trust Co.	NZD	198	USD	122	06/17/2020	(906)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	168	USD	173	06/17/2020	$(1,417)
State Street Bank & Trust Co.	USD	242	EUR	221	06/17/2020	3,058
State Street Bank & Trust Co.	USD	98	PLN	408	07/29/2020	3,712
State Street Bank & Trust Co.	USD	470	CHF	456	06/17/2020	3,978
State Street Bank & Trust Co.	USD	337	CAD	465	06/17/2020	411
State Street Bank & Trust Co.	USD	37	ZAR	650	07/17/2020	(314)
State Street Bank & Trust Co.	USD	136	NOK	1,379	07/15/2020	5,993
State Street Bank & Trust Co.	USD	587	MXN	14,044	06/19/2020	44,363
State Street Bank & Trust Co.	USD	320	SEK	3,089	06/17/2020	7,633
State Street Bank & Trust Co.	USD	581	ZAR	10,774	07/17/2020	29,666
State Street Bank & Trust Co.	USD	178	HUF	56,380	07/29/2020	2,352
State Street Bank & Trust Co.	USD	348	JPY	37,506	06/17/2020	(218)
UBS AG	BRL	2,593	USD	460	06/02/2020	(26,360)
UBS AG	USD	478	BRL	2,593	06/02/2020	8,059

						$29,242

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(l)	Citibank, NA	90	EUR	3,225.00	June 2020	EUR	290	$1,319	$(1,148)
Euro STOXX 50 Index(l)	Citibank, NA	110	EUR	3,225.00	June 2020	EUR	355	2,429	(1,403)
FTSE 100 Index(l)	Citibank, NA	20	GBP	6,225.00	June 2020	GBP	125	2,818	(1,820)
FTSE 100 Index(l)	Citibank, NA	20	GBP	6,225.00	June 2020	GBP	125	1,935	(1,820)
Nikkei 225 Index(l)	Goldman Sachs International	1,000	JPY	23,000.00	June 2020	JPY	23,000	547	(530)
Nikkei 225 Index(l)	Goldman Sachs International	2,000	JPY	23,000.00	June 2020	JPY	46,000	1,150	(1,060)
S&P 500 Index(l)	Goldman Sachs International	800	USD	3,095.00	June 2020	USD	2,476	23,075	(23,075)
S&P 500 Index(l)	Goldman Sachs International	800	USD	3,095.00	June 2020	USD	2,476	28,037	(28,037)

								$61,310	$(58,893)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(l)	Citibank, NA	110	EUR	2,950.00	June 2020	EUR	325	$4,531	$(5,941)
Euro STOXX 50 Index(l)	Citibank, NA	90	EUR	2,950.00	June 2020	EUR	266	4,466	(4,861)
FTSE 100 Index(l)	Citibank, NA	20	GBP	6,225.00	June 2020	GBP	125	4,184	(5,589)
FTSE 100 Index(l)	Citibank, NA	20	GBP	6,225.00	June 2020	GBP	125	5,309	(5,589)
Nikkei 225 Index(l)	Goldman Sachs International	2,000	JPY	20,875.00	June 2020	JPY	41,750	3,060	(2,331)
Nikkei 225 Index(l)	Goldman Sachs International	1,000	JPY	20,875.00	June 2020	JPY	20,875	1,076	(1,166)
S&P 500 Index(l)	Goldman Sachs International	800	USD	2,965.00	June 2020	USD	2,372	34,336	(34,336)
S&P 500 Index(l)	Goldman Sachs International	800	USD	2,965.00	June 2020	USD	2,372	43,333	(43,333)

								$100,294	$(103,146)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	(5.00)%	Quarterly	5.57%	USD	940	$12,774	$(78,828)	$91,602

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,970	01/15/2025	1.671%	CPI#	Maturity	$(71,441)	$—	$(71,441)
USD	488	01/15/2025	1.637%	CPI#	Maturity	(17,655)	—	(17,655)
USD	1,092	01/15/2025	1.673%	CPI#	Maturity	(41,597)	—	(41,597)
USD	1,170	01/15/2028	0.735%	CPI#	Maturity	46,649	—	46,649
USD	1,080	01/15/2028	1.230%	CPI#	Maturity	(1,831)	—	(1,831)
USD	310	01/15/2028	1.230%	CPI#	Maturity	(526)	—	(526)

						$(86,401)	$—	$(86,401)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,060	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$72,513	$—	$72,513
USD	820	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	36,588	—	36,588
USD	3,280	11/29/2024	3 Month LIBOR	1.535%	Quarterly/ Semi-Annual	178,045	—	178,045
USD	194	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	9,996	—	9,996
USD	436	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	23,764	—	23,764
CHF	680	11/13/2028	6 Month LIBOR	0.510%	Semi-Annual/ Annual	59,372	—	59,372
NZD	410	05/07/2029	3 Month BKBM	2.193%	Quarterly/ Semi-Annual	34,175	—	34,175

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
NZD	410	05/07/2029	2.193%	3 Month BKBM	Semi-Annual/Quarterly	$(34,146)	$(34,485)	$339
USD	145	10/09/2029	3 Month LIBOR	1.476%	Quarterly/ Semi-Annual	11,460	—	11,460
USD	145	10/09/2029	3 Month LIBOR	1.479%	Quarterly/ Semi-Annual	11,501	—	11,501
CHF	160	02/07/2030	6 Month LIBOR	(0.332)%	Semi- Annual/ Annual	855	—	855
SEK	2,840	03/30/2030	3 Month STIBOR	0.519%	Quarterly/ Annual	4,564	—	4,564
NZD	160	04/16/2030	3 Month BKBM	0.955%	Quarterly/ Semi-Annual	2,105	—	2,105
NZD	160	04/16/2030	0.955%	3 Month BKBM	Semi-Annual/Quarterly	(2,104)	(2,294)	190
SEK	10	04/16/2030	3 Month STIBOR	0.476%	Quarterly/ Annual	11	—	11
NOK	1,230	05/05/2030	6 Month NIBOR	0.885%	Semi-Annual/Annual	1,062	—	1,062
CHF	390	05/05/2030	6 Month LIBOR	(0.335)%	Semi-Annual/Annual	674	—	674
CHF	240	06/02/2030	6 Month LIBOR	(0.337)%	Semi-Annual/Annual	551	281	270
NZD	120	06/02/2030	0.718%	3 Month BKBM	Semi-Annual/Quarterly	229	—	229

						$411,215	$(36,498)	$447,713

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	22.01%	USD	8	$(2,672)	$(790)	$(1,882)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	22.01	USD	70	(23,380)	(8,924)	(14,456)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	22.01	USD	81	(27,055)	(7,880)	(19,175)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	22.01%	USD	3	$(1,002)	$(299)	$(703)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	22.01	USD	54	(18,033)	(5,392)	(12,641)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	22.01	USD	138	(46,092)	(16,948)	(29,144)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	22.01	USD	4	(1,336)	(495)	(841)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	22.01	USD	149	(49,754)	(21,370)	(28,384)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	22.01	USD	69	(23,046)	(6,515)	(16,531)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	22.01	USD	7	(2,338)	(889)	(1,449)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	22.01	USD	26	(8,684)	(3,301)	(5,383)

					$(203,392)	$(72,803)	$(130,589)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,083	09/20/2020	2.263%	CPI#	Maturity	$(54,676)	$—	$(54,676)
Barclays Bank PLC	USD	2,079	10/15/2020	2.208%	CPI#	Maturity	(52,595)	—	(52,595)
Barclays Bank PLC	USD	1,067	10/15/2020	2.210%	CPI#	Maturity	(27,048)	—	(27,048)
Citibank, NA	USD	1,520	10/17/2020	2.220%	CPI#	Maturity	(38,834)	—	(38,834)
JPMorgan Chase Bank, NA	USD	1,911	08/30/2020	2.210%	CPI#	Maturity	(47,887)	—	(47,887)

							$(221,040)	$—	$(221,040)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	USD	195	10/09/2029	1.120%	SIFMA*	Quarterly/Quarterly	$(10,713)	$—	$(10,713)
Citibank, N.A.	USD	195	10/09/2029	1.125%	SIFMA*	Quarterly/Quarterly	(10,814)	—	(10,814)

							$(21,527)	$—	$(21,527)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank
JPABSAA1(1)	0.14%	Maturity	USD	28,668	06/30/2020	$0
JPABSAA1(2)	0.14%	Maturity	USD	1,018	06/30/2020	0
Morgan Stanley Capital Services LLC
Swiss Marketing Index Future	0.00%	Monthly	CHF	102	06/24/2020	(21,750)
Swiss Marketing Index Future	0.00%	Monthly	CHF	205	06/24/2020	(8,532)
Swiss Marketing Index Future	0.00%	Monthly	CHF	205	06/24/2020	(21,733)

						$(52,015)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate market value of these securities amounted to $4,307,776 or 5.3% of net assets.

(b)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2020 and the aggregate market value of this security amounted to $50,000 or 0.06% of net assets.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of May 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	$211,715	$195,769	0.24%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017A 7.75%, 12/01/2044	12/07/2017	100,000	74,302	0.09%

(d)	Defaulted.
(e)	Non-income producing security.
(f)	When-Issued or delayed delivery security.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2020.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	Affiliated investments.
(k)

As of May 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,772,400 and gross unrealized depreciation of investments was $(5,810,881), resulting in net unrealized depreciation of $(38,481).

(l)	One contract relates to 1 share.

As of May 31, 2020, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.9% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

AGM – Assured Guaranty Municipal

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

NIBOR – Norwegian Interbank Offered Rate

REIT – Real Estate Investment Trust

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

(1) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPABSAA1 as of May 31, 2020.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500 Total Return	(2,477)	$(15,425,761)	(53.8)%
MSCI Daily TR Gross EAFE	(1,108)	(8,231,508)	(28.7)%
JPMorgan Cash	(14,656)	(4,460,082)	(15.6)%
Microsoft Corp.	6,045	1,107,800	3.9%
MSCI Daily TR Gross Canada	(124)	(844,731)	(2.9)%
Roche Holding	2,361	817,547	2.9%
RELX PLC	28,998	670,593	2.3%
Apple, Inc.	2,045	650,212	2.3%
Walmart, Inc.	5,061	627,873	2.2%
Oracle Corp.	10,670	573,711	2.0%
Merck & Co., Inc.	6,891	556,269	1.9%
Constellation Software, Inc.	486	550,860	1.9%
UnitedHealth Group, Inc.	1,799	548,418	1.9%
Citrix Systems, Inc.	3,634	538,234	1.9%
Dollar General Corp.	2,710	519,002	1.8%
Automatic Data Processing, Inc.	3,537	518,115	1.8%
L3Harris Technologies, Inc.	2,587	516,075	1.8%
Oracle Corp .	4,196	489,991	1.7%
Koninklijke Ahold Delhaize NV	18,528	470,117	1.6%
AutoZone, Inc .	399	458,446	1.6%
Procter & Gamble Co.	3,913	453,590	1.6%
Philip Morris International	6,150	451,182	1.6%
Enel SpA	55,178	423,561	1.5%
Wolters Kluwer NV	5,186	413,515	1.4%
Check Point Software Technolog	3,765	412,942	1.4%
Auto Trader Group PLC	588	406,038	1.4%
Novo Nordisk A/S	6,174	401,983	1.4%
Home Depot, Inc.	1,616	401,622	1.4%
CH Robinson Worldwide, Inc.	4,945	401,197	1.4%
adidas AG	1,513	399,212	1.4%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Fidelity National Information	2,806	$389,567	1.4%
McDonald’s Corp.	2,051	382,067	1.3%
Salmar ASA	8,332	374,767	1.3%
Booz Allen Hamilton Holding Co.	4,691	374,173	1.3%
Experian PLC	105	365,241	1.3%
GlaxoSmithKline PLC	177	364,853	1.3%
Texas Instruments, Inc.	3,028	359,535	1.3%
Johnson & Johnson	2,353	350,051	1.2%
Vonovia SE	6,038	347,779	1.2%
Astellas Pharma, Inc.	19,327	343,456	1.2%
S&P Global, Inc.	1,057	343,405	1.2%
Bank Leumi Le-Israel BM	659	342,171	1.2%
Swedish Match AB	4,859	337,211	1.2%
American Electric Power Co., Inc.	3,923	334,474	1.2%
Nippon Building Fund, Inc.	53	332,673	1.2%
Nice Ltd.	18	332,263	1.2%
Aristocrat Leisure Ltd.	18,566	316,970	1.1%
Partners Group Holding AG	381	315,252	1.1%
Deckers Outdoor Corp.	1,725	314,832	1.1%
Other Long	696,157	17,334,511	60.3%

(2) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPABSAA1 as of May 31, 2020.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500 Total Return	(88)	$(547,691)	(53.8)%
MSCI Daily TR Gross EAFE	(39)	(292,260)	(28.7)%
JPMorgan Cash	(520)	(158,355)	(15.6)%
Microsoft Corp.	215	39,332	3.9%
MSCI Daily TR Gross Canada	(4)	(29,992)	(2.9)%
Roche Holding	84	29,027	2.9%
RELX PLC	1,030	23,809	2.3%
Apple, Inc.	73	23,086	2.3%
Walmart, Inc.	180	22,293	2.2%
Oracle Corp.	379	20,370	2.0%
Merck & Co., Inc.	245	19,750	1.9%
Constellation Software, Inc.	17	19,558	1.9%
UnitedHealth Group, Inc.	64	19,472	1.9%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Citrix Systems, Inc.	129	$19,110	1.9%
Dollar General Corp.	96	18,427	1.8%
Automatic Data Processing, Inc.	126	18,396	1.8%
L3Harris Technologies, Inc.	92	18,323	1.8%
Oracle Corp .	149	17,397	1.7%
Koninklijke Ahold Delhaize NV	658	16,692	1.6%
AutoZone, Inc .	14	16,277	1.6%
Procter & Gamble Co.	139	16,105	1.6%
Philip Morris International	218	16,019	1.6%
Enel SpA	1,959	15,039	1.5%
Wolters Kluwer NV	184	14,682	1.4%
Check Point Software Technology	134	14,662	1.4%
Auto Trader Group PLC	21	14,416	1.4%
Novo Nordisk A/S	219	14,272	1.4%
Home Depot, Inc.	57	14,260	1.4%
CH Robinson Worldwide, Inc.	176	14,245	1.4%
adidas AG	54	14,174	1.4%
Fidelity National Information Services, Inc.	100	13,832	1.4%
McDonald’s Corp.	73	13,565	1.3%
Salmar ASA	296	13,306	1.3%
Booz Allen Hamilton Holding Co.	167	13,285	1.3%
Experian PLC	4	12,968	1.3%
GlaxoSmithKline PLC	6	12,954	1.3%
Texas Instruments, Inc.	108	12,765	1.3%
Johnson & Johnson	84	12,429	1.2%
Vonovia SE	214	12,348	1.2%
Astellas Pharma, Inc.	686	12,194	1.2%
S&P Global, Inc.	38	12,193	1.2%
Bank Leumi Le-Israel BM	23	12,149	1.2%
Swedish Match AB	173	11,973	1.2%
American Electric Power Co., Inc.	139	11,875	1.2%
Nippon Building Fund, Inc.	2	11,812	1.2%
Nice Ltd.	1	11,797	1.2%
Aristocrat Leisure Ltd.	659	11,254	1.1%
Partners Group Holding AG	14	11,193	1.1%
Deckers Outdoor Corp.	61	11,178	1.1%
Nippon Telegraph & Telephone Co.	490	11,124	1.1%
Other Long	12,113	302,168	29.6%

AB Tax-Managed All Market Income Portfolio

May 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Local Governments - US Municipal Bonds	$—	$48,412,323	$—	$48,412,323
Common Stocks:
Health Care	2,529,691	1,572,870	—	4,102,561
Consumer Staples	2,559,674	825,362	—	3,385,036
Financials	1,339,401	1,037,449	—	2,376,850
Industrials	1,308,216	759,433	—	2,067,649
Communication Services	1,256,615	488,157	—	1,744,772

Investments in Securities:	Level 1	Level 2	Level 3	Total
Utilities	$1,007,394	$496,184	$—	$1,503,578
Information Technology	1,261,193	149,704	—	1,410,897
Energy	805,821	278,897	—	1,084,718
Consumer Discretionary	164,393	907,807	—	1,072,200
Materials	299,869	688,740	—	988,609
Real Estate	—	237,248	—	237,248
Preferred Stocks	5,110,558	—	—	5,110,558
Investment Companies	1,797,448	—	—	1,797,448
Corporates - Non-Investment Grade	—	78,922	—	78,922
Short-Term Investments	2,910,700	—	—	2,910,700

Total Investments in Securities	22,350,973	55,933,096	—	78,284,069
Other Financial Instruments(a):
Assets:
Futures	1,208,112	283,186	—	1,491,298
Forward Currency Exchange Contracts	—	257,569	—	257,569
Centrally Cleared Credit Default Swaps	—	12,774	—	12,774
Centrally Cleared Inflation (CPI) Swaps	—	46,649	—	46,649
Centrally Cleared Interest Rate Swaps	—	447,465	—	447,465
Liabilities:
Futures	(79,053)	(6,970)	—	(86,023)
Forward Currency Exchange Contracts	—	(228,327)	—	(228,327)
Call Options Written	—	(58,893)	—	(58,893)
Put Options Written	—	(103,146)	—	(103,146)
Centrally Cleared Inflation (CPI) Swaps	—	(133,050)	—	(133,050)
Centrally Cleared Interest Rate Swaps	—	(36,250)	—	(36,250)
Credit Default Swaps	—	(203,392)	—	(203,392)
Inflation (CPI) Swaps	—	(221,040)	—	(221,040)
Interest Rate Swaps	—	(21,527)	—	(21,527)
Total Return Swaps	—	(52,015)	—	(52,015)

Total	$23,480,032	$55,916,129	$—	$79,396,161 (b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Amounts of $50,650 for Long-Term Municipal Bonds and $8,736,910 for Common Stock were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2020 is as follows:

Fund	Market Value 8/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 05/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,371	$40,473	$39,933	$2,911	$27